6. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2019		Jan. 31, 2018		Jan. 31, 2017
Details
Morrison Claims, Starting balance	$ 24,864,119	[1]	$ 24,821,100		$ 24,585,706
Additions
Assays	0		7,000		0
Staking and recording	0		369		4,031
Environmental
Sub-contracts and labour	0		8,720		30,029
Supplies and general	0		0		7,878
Travel	0		842		5,586
Metallurgical
Assays	0		0		184
Scoping/Feasibility study
Geological and geophysical	0		0		86,643
Sub-contracts and labour	6,000		18,088		45,043
Sub-contracts and labour - related parties	0		8,000		56,000
Total Exploration and evaluation costs	6,000		43,019		235,394
Morrison Claims, Ending balance	$ 24,870,119	[1]	$ 24,864,119	[1]	$ 24,821,100

[1]	Note 6